Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets:
Research and development expenses	$ 7,550	$ 7,374	$ 1,436
Net operating loss	10,333	9,059	5,212
Deferred Compensation	6,762	5,214	1,009
Operating lease liabilities	5,565	6,456	0
Vacation and convalescence	746	730	799
Bad debts	84	78	93
Other	1,946	2,166	466
Gross deferred tax assets	32,986	31,077	9,015
Valuation allowance	(23,783)	(20,822)	(8,699)
Total deferred tax assets	9,203	10,255	316
Deferred tax liabilities:
Operating lease right-of-use assets	(5,577)	(6,387)	0
Deferred contract acquisition costs	(2,971)	(3,009)	(2,324)
Property and equipment	(109)	(279)	(283)
Capitalized Software	(541)	(591)	(397)
Gross deferred tax liabilities	(9,198)	(10,266)	(3,004)
Net deferred tax assets/(liabilities)	5
Net deferred tax assets/(liabilities)		(11)	(2,688)
Increase (decrease) in valuation allowance for deferred tax asset	$ 3,000	$ 12,100	$ 4,400